DEBT - Narrative (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended		54 Months Ended	78 Months Ended
	Oct. 31, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2023	Apr. 30, 2030	May 25, 2023	Oct. 31, 2021	Oct. 31, 2019
Debt Instrument [Line Items]
Restrictive covenants, minimum amount of cash and cash equivalents			$ 50.0
Unsecured debt
Debt Instrument [Line Items]
Debt instrument, repurchased face amount			$ 20.4
Debt instrument, repurchased face amount as a percentage of consideration			100.30%	100.30%
Redeemed amount			$ 21.1
Debt instrument, accrued interest			0.6
Gain (loss) on repurchase of debt instrument			$ 0.3
Debt instrument, amendment, free liquid assets							$ 100.0
Debt instrument, amendment, percentage of commission							3.75%
Debt instrument, amendment, commission fee							$ 5.2
Debt instrument, reissued face amount as a percentage of consideration			98.90%
Gimi 700 million facility | Long-term debt
Debt Instrument [Line Items]
Debt instrument, face amount									$ 700.0
Balloon payment to be paid									$ 350.0
Basis spread on variable rate (in percent)					4.00%
Gimi 700 million facility | Long-term debt | Forecast
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)						3.00%
7% unsecured bonds, maturing Oct 2025 | Unsecured debt
Debt Instrument [Line Items]
Debt instrument, face amount			$ 61.1					$ 300.0
Interest rate (in percent)								7.00%
Net debt receipts			61.0
Debt instrument, issued, accrued interest			0.1
Gain (loss) on issuance of debt instrument			$ (0.7)
2021 Unsecured Bonds | Unsecured debt
Debt Instrument [Line Items]
Debt instrument, repurchased face amount		$ 10.3
Debt instrument, repurchased face amount as a percentage of consideration		101.25%
Redeemed amount		$ 10.7
Debt instrument, accrued interest		0.3
2024 Unsecured Bonds | Unsecured debt
Debt Instrument [Line Items]
Debt instrument, face amount		$ 300.0
Interest rate (in percent)		7.75%
2021 and 2024 Unsecured Bonds | Unsecured debt
Debt Instrument [Line Items]
Percentage of nominal amount			100.00%
Long-term debt, term			4 years
2021 and 2024 Unsecured Bonds | Unsecured debt | Put option
Debt Instrument [Line Items]
Percentage of nominal amount			101.00%
Golar Arctic facility | Secured debt
Debt Instrument [Line Items]
Balloon payment to be paid	$ 9.1
Basis spread on variable rate (in percent)	2.75%